UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-3174

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        221 East Fourth Street, Suite 300
                            Cincinnati, OH 45202-4133
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

               Registrant's telephone number, including area code:

                                  513/362-8000

Date of fiscal year end:  6/30

Date of reporting period: 9/30/04

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

TOUCHSTONE TAX-FREE TRUST
CALIFORNIA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
====================================================================================================================================
     PRINCIPAL                                                                             COUPON  MATURITY          MARKET
      AMOUNT    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 4.0%                       RATE     DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $    200,000  California Ed. Facs. Auth. Rev. (Univ. of San Francisco) ................   5.000  10/01/04      $   200,000
       100,000  California St. Pub. Wrks. Brd. (UCLA Replacement Hosp.) .................   2.200  10/01/04          100,000
       250,000  California St. UT GO ....................................................   5.000  10/01/04          250,000
       100,000  Contra Costa, CA, Wtr. Dist. Rev. Prerefunded @ 102 .....................   5.700  10/01/04          102,000
       100,000  Inglewood, CA, USD 1998 Ser. B ..........................................   2.000  10/01/04          100,000
       145,000  Lodi, CA, COP (1996 Pub. Impt Fin. Proj.) ...............................   5.100  10/01/04          145,000
       550,000  Los Angeles Co., CA, Pub. Wrks. Fin. Auth. Rev.
                Prerefunded @102 ........................................................   6.000  10/01/04          561,000
       100,000  Los Angeles, CA, USD COP ................................................   4.000  10/01/04          100,000
       150,000  Culver City, CA, Redev. Fin. Auth. Rev ..................................   4.500  11/01/04          150,254
       100,000  Huntington Beach, CA, Pub. Fin. Auth. Rev. (Pub. Facs. Proj.) ...........   5.000  12/15/04          100,684
       300,000  San Jose, CA, Arprt. Rev ................................................   4.250  03/01/05          303,851
       100,000  San Francisco, CA, City & Co. Arprts ....................................   4.000  05/01/05          101,449
                                                                                                                 -----------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .....................                        $ 2,214,238
                                                                                                                 -----------

------------------------------------------------------------------------------------------------------------------------------------
     PRINCIPAL                                                                             COUPON  MATURITY        MARKET
      AMOUNT    FLOATING & VARIABLE DEMAND NOTES -- 89.1%                                   RATE     DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $    200,000  California PCR Fin. Auth. Rev. (Pacific Gas & Elect.) ...................   1.700   10/1/04      $   200,000
       370,000  California St. GO Muni. Secs. Rcpts .....................................   1.800  10/01/04          370,000
       100,000  Los Angeles, CA, Reg. Arprt. (LAX) ......................................   1.700  10/01/04          100,000
     2,000,000  ABN AMRO Munitops Trust Ctfs. 2004-12 ...................................   1.710  10/05/04        2,000,000
     1,000,000  ABAG Fin. Auth. Nonprofit Corps. MFH Rev. (Vintage Chateau) .............   1.770  10/06/04        1,000,000
       350,000  California Ed. Fac. Auth. Rev. (Mt. St. Mary's College) .................   1.750  10/06/04          350,000
     1,000,000  California Health Fac. Auth. (Catholic Health Care) .....................   1.530  10/06/04        1,000,000
       325,000  California Infras. & EDB (Independent Sys. Oper.) .......................   1.680  10/06/04          325,000
     1,400,000  California PCR Fin. Auth. Sld. Wst. Disp.
                (Mission Trail Wst. Sys.) ...............................................   1.800  10/06/04        1,400,000
       930,000  Huntington Park, CA, Pub. Fin. Auth. Lease Rev ..........................   1.820  10/06/04          930,000
     2,060,000  Long Beach, CA, Brd. Fin. Auth. (Long Beach Museum of Art) ..............   1.710  10/06/04        2,060,000
     1,600,000  Modesto, CA, MFH Rev. (Westdale Commons) ................................   1.720  10/06/04        1,600,000
     1,400,000  Puerto Rico Elec. Pwr. Auth. Rev. Muni. Sec. Tr. Rcpts. SGA 43 ..........   1.700  10/06/04        1,400,000
     2,000,000  San Francisco, CA, City & Co. Redev. Agy. (Bayside Village Proj.) .......   1.510  10/06/04        2,000,000
     1,600,000  Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) ..........................   1.740  10/06/04        1,600,000
     1,500,000  Alameda Co., CA, IDA Rev. (PJ's Lumber, Inc. Proj.) .....................   1.790  10/07/04        1,500,000
     1,000,000  Berkeley, CA, Rev. (Berkeley YMCA) ......................................   1.730  10/07/04        1,000,000
     2,975,000  California HFA MFH Rev ..................................................   1.730  10/07/04        2,975,000
       240,000  California Infras. & EDB IDR (Metrotile Mfg. Proj.) .....................   1.970  10/07/04          240,000
       100,000  California Statewide CDA IDR (American Modular Sys. Proj.) ..............   1.800  10/07/04          100,000
     2,300,000  El Monte, CA, COP (Cmnty. Impt. Proj.) ..................................   1.720  10/07/04        2,300,000
     1,500,000  Emeryville, CA, Redev. Agy. MFA Rev. (Bay Street Apts.) .................   1.720  10/07/04        1,500,000
     1,400,000  Hanford, CA, Swr. Rev ...................................................   1.980  10/07/04        1,400,000
     1,000,000  Los Angeles, CA, Cmnty. Redev. Agy. MFH Rev. (Views at 270) .............   1.770  10/07/04        1,000,000
       400,000  Los Angeles, CA, Wtr. & Pwr. Rev. A-6 ...................................   1.700  10/07/04          400,000
     3,000,000  Los Angeles, CA, Wtr. & Pwr. Rev. B-1 ...................................   1.700  10/07/04        3,000,000
     1,160,000  Oakland, CA, Liquidity Fac. Rev. (Assoc. of Bay Area Govts.) ............   1.760  10/07/04        1,160,000
     1,300,000  Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Trust .................   1.690  10/07/04        1,300,000

TOUCHSTONE TAX-FREE TRUST
CALIFORNIA TAX-FREE MONEY MARKET FUND
(CONTINUED)
====================================================================================================================================
    PRINCIPAL   FLOATING & VARIABLE DEMAND NOTES -- 89.1%                                 COUPON   MATURITY        MARKET
     AMOUNT     (CONTINUED)                                                                 RATE     DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $  1,450,000  Riverside Co., CA, IDA (Advanced Business Graphics) Ser. A ..............   1.750  10/07/04      $ 1,450,000
     1,300,000  Riverside Co., CA, IDA (Advanced Business Graphics) Ser. B ..............   1.750  10/07/04        1,300,000
       400,000  Sacramento Co., CA, MFH Rev. (Fairway II Apts.) .........................   1.700  10/07/04          400,000
     2,700,000  Sacramento, CA, USD COP .................................................   1.680  10/07/04        2,700,000
       500,000  Salinas, CA, MFH Rev. (Brentwood Garden) ................................   1.700  10/07/04          500,000
       800,000  San Bernardino Co., CA, Capt. Impt. COP .................................   1.700  10/07/04          800,000
     1,000,000  San Francisco, CA, City & Co. Redev. Agy. (Derek Silva Cmnty.) ..........   1.770  10/07/04        1,000,000
       240,000  San Jacinto, CA, USD COP ................................................   1.700  10/07/04          240,000
     1,250,000  Sausalito, CA, MFH Rev. (Rotary Village Sr. Hsg.) .......................   1.730  10/07/04        1,250,000
     1,655,000  Sweetwater, CA, USD COP .................................................   1.700  10/07/04        1,655,000
       400,000  California PCR Fin. Auth. Rev. (Southdown, Inc.) Ser. A .................   1.400  10/15/04          400,000
     3,100,000  California PCR Fin. Auth. Rev. (Southdown, Inc.) Ser. B .................   1.400  10/15/04        3,100,000
                                                                                                                 -----------
                TOTAL FLOATING & VARIABLE DEMAND NOTES ..................................                        $49,005,000
                                                                                                                 -----------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL                                                                             COUPON   MATURITY        MARKET
     AMOUNT     ADJUSTABLE RATE PUT BONDS -- 2.3%                                           RATE     DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $    615,000  California Statewide CDA MFH Rev. (Fountains Seacliff Apts.) ............   2.100  11/15/04      $   615,000
       250,000  Central, CA USD COP .....................................................   3.500  01/01/05          251,368
       400,000  Natomas, CA, USD COP ....................................................   2.500  02/01/05          400,000
                                                                                                                 -----------
                TOTAL ADJUSTABLE RATE PUT BONDS .........................................                        $ 1,266,368
                                                                                                                 -----------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL                                                                             COUPON  MATURITY         MARKET
     AMOUNT     COMMERCIAL PAPER -- 4.4%                                                    RATE    DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $  1,000,000  California Infras. Econ. Dev. Bank (Salvation Army) .....................   1.000  11/17/04      $ 1,000,000
     1,400,000  California Infras. Econ. Dev. Bank (Salvation Army) .....................   1.020  11/17/04        1,400,000
                                                                                                                 -----------
                TOTAL COMMERCIAL PAPER ..................................................                        $ 2,400,000
                                                                                                                 -----------
                TOTAL INVESTMENT SECURITIES -- 99.8%
                (Amortized Cost $54,885,606) ............................................                        $54,885,606

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% ...........................                            117,416
                                                                                                                 -----------

                NET ASSETS -- 100.0% ....................................................                        $55,003,022
                                                                                                                 ===========

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE TAX-FREE TRUST
FLORIDA TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
====================================================================================================================================
     PRINCIPAL                                                                               COUPON  MATURITY          MARKET
      AMOUNT    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 25.1%                        RATE     DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $     160,000  Dade Co., FL, GO .........................................................   5.750  10/01/04       $   160,000
        425,000  Florida St. Bd. of Regents Hsg. (Univ. of Central Florida) ...............   2.500  10/01/04           425,000
        100,000  Kissimmee, FL, Util. Auth. Elec. Sys. Rev ................................   4.450  10/01/04           100,000
        300,000  Okaloosa Co., FL, Gas Dist. Rev., Prerefunded @ 102 ......................   6.875  10/01/04           306,000
        150,000  Orange Co., FL, Pub. Facs. Rev ...........................................   5.350  10/01/04           150,000
        175,000  Palm Beach Co., FL, Wtr. & Swr. Rev ......................................   2.000  10/01/04           175,000
        165,000  South Dakota St. Univ. Rev. (Black Hills) ................................   2.000  10/01/04           165,000
        925,000  Tohopekaliga, FL, Wtr. Auth. Util. Sys. Rev ..............................   2.000  10/01/04           925,000
        100,000  Davis Co., UT, Sch. Dist. GO Prerefunded @ 100 ...........................   5.500  12/01/04           100,703
        300,000  Houston, TX, Wtr. & Swr. Sys. Rev ........................................   5.500  12/01/04           302,174
        210,000  Lynn Haven, FL, Cap. Impt. Rev ...........................................   2.000  12/01/04           210,278
        655,000  Ohio St. Mental Health Cap. Rev ..........................................   4.250  12/01/04           658,175
        100,000  Tacoma, WA, Swr. Rev .....................................................   5.600  12/01/04           100,711
        100,000  Broward Co., FL, Sch. Dist. GO ...........................................   5.000  02/15/05           101,429
        850,000  Broward Co., FL, Sch. Dist. GO Ser. A ....................................   5.000  02/15/05           861,371
        900,000  Center Grove, IN, Bldg. Corp. BANS .......................................   2.000  04/01/05           901,998
        200,000  Florida St. Brd. of Ed. GO ...............................................   5.000  06/01/05           204,504
        300,000  Zionsville, IN, Cmnty. Schs. Bldg. Corp. BANS ............................   1.900  07/01/05           300,000
        200,000  Franklin, OH, BANS .......................................................   2.250  07/21/05           200,392
        300,000  Rhodes, IL, Sch. Dist. No. 84.5 TAWS .....................................   3.125  10/24/05           303,291
                                                                                                                    -----------
                 TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS ......................                         $ 6,651,026
                                                                                                                    -----------

------------------------------------------------------------------------------------------------------------------------------------
     PRINCIPAL                                                                               COUPON  MATURITY          MARKET
      AMOUNT    FLOATING & VARIABLE DEMAND NOTES -- 68.6%                                     RATE     DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $     480,000  Arvada, CO, Wtr. Util. Rev ...............................................   1.450  10/01/04       $   480,000
        500,000  Broward Co., FL, Health Facs. Auth. Rev. (John Knox Village) .............   1.850  10/01/04           500,000
        300,000  Municipal Secs. Trust Ctfs., Ser. 2001-161 (Florida Brd. of Ed.) .........   1.800  10/01/04           300,000
        200,000  Municiple Secs. Trust Ctfs., Ser. 2001-160 (Florida Brd. of Ed.) .........   1.800  10/01/04           200,000
      1,205,000  Broward Co., FL, HFA MFH Rev. (Fisherman's Landing) ......................   1.710  10/06/04         1,205,000
        250,000  Broward Co., FL, HFA MFH Rev. (Jacaranda Village Apts.) ..................   1.710  10/06/04           250,000
        300,000  Broward Co., FL, HFA MFH Rev. (Margate Invts. Proj.) .....................   1.710  10/06/04           300,000
      1,115,000  Broward Co., FL, HFA MFH Rev. (Reflections Apts. Proj.) ..................   1.700  10/06/04         1,115,000
        500,000  Clay Co., FL, HFA MFH Rev. (Bluff Hsg.) Ser. A ...........................   1.700  10/06/04           500,000
        600,000  Clay Co., FL, HFA MFH Rev. (Bluff Hsg.) Ser. B ...........................   1.700  10/06/04           600,000
        575,000  Dade Co., FL, IDA IDR (Dolphins Stadium Proj.) Ser. A ....................   1.720  10/06/04           575,000
        650,000  Dade Co., FL, IDA IDR (Dolphins Stadium Proj.) Ser. D ....................   1.720  10/06/04           650,000
        765,000  Florida St. HFA MFH Rev. (Carlton Arms II Proj.) .........................   1.580  10/06/04           765,000
        500,000  Jacksonville, FL, Cap. Proj. Rev .........................................   1.700  10/06/04           500,000
        500,000  Lee Co., FL, IDR Ed. Fac. Rev. (Canterbury Sch. Proj.) ...................   1.690  10/06/04           500,000
        605,000  Marion Co., FL, HFA Rev. (Paddock Apts.) .................................   1.700  10/06/04           605,000
        500,000  Palm Beach Co., FL, Rev. (Jewish Cmnty. Campus Proj.) ....................   1.670  10/06/04           500,000
        105,000  Pinellas Co., FL, Ed. Fac. Auth. Rev. (Canterbury Sch. of Florida) .......   1.710  10/06/04           105,000
        700,000  Voluisa Co., FL, HFA MFH Rev. (Anatole Apts.) ............................   1.700  10/06/04           700,000
        900,000  Broward Co., FL, HFA MFH Rev. (Wtrs. Edge Proj.) .........................   1.700  10/07/04           900,000
        235,000  Dade Co., FL, IDA Rev. (Spectrum Programs, Inc. Proj.) ...................   1.750  10/07/04           235,000

TOUCHSTONE TAX-FREE TRUST
FLORIDA TAX-FREE MONEY MARKET FUND
(CONTINUED)
====================================================================================================================================
     PRINCIPAL  FLOATING & VARIABLE DEMAND NOTES -- 68.6%                                    COUPON  MATURITY          MARKET
      AMOUNT    (CONTINUED)                                                                   RATE     DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $  1,375,000  Duval Co., FL, HFA MFH Rev. (Glades Apts. Proj.) ..........................   1.700  10/07/04       $ 1,375,000
       950,000  Duval Co., FL, HFA MFH Rev. (Sunbeam Rd. Proj.) ...........................   1.700  10/07/04           950,000
       350,000  Gulf Breeze, FL, Rev. (Florida Muni Bond Fund) ............................   1.720  10/07/04           350,000
       120,000  Gulf Breeze, FL, Rev. (Loc. Govt. Loan Proj.) .............................   1.700  10/07/04           120,000
       100,000  Jacksonville, FL, Health Rev. (River Garden Covers Proj.) .................   1.740  10/07/04           100,000
     1,400,000  Orlando & Orange Co., FL, Expwy. Auth. Rev ................................   1.700  10/07/04         1,400,000
       800,000  Palm Beach Co., FL, Rev. (Henry Morrison Flagler) .........................   1.710  10/07/04           800,000
     1,000,000  Palm Beach Co., FL, Rev. (Morse Oblig. Group) .............................   1.720  10/07/04         1,000,000
        30,000  San Jacinto, CA, USD COP ..................................................   1.700  10/07/04            30,000
       400,000  Seminole Co., FL, IDA (Florida Living Nursing Ctr.) .......................   1.890  10/07/04           400,000
       200,000  Univ. of North Florida 1998 Parking Rev. Bonds ............................   1.730  10/07/04           200,000
                                                                                                                    -----------
                TOTAL FLOATING & VARIABLE DEMAND NOTES ....................................                         $18,210,000
                                                                                                                    -----------

------------------------------------------------------------------------------------------------------------------------------------
     PRINCIPAL                                                                               COUPON  MATURITY         MARKET
      AMOUNT    ADJUSTABLE RATE PUT BONDS -- 7.1%                                             RATE     DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $    820,000  Fort Thomas, KY, IDR (Carmel Manor, Inc. Proj.) ...........................   1.300  10/01/04       $   820,000
     1,050,000  Corpus Christi, TX, IDC EDR (Texas Air Invt. Company Proj.) ...............   1.650  02/01/05         1,050,000
                                                                                                                    -----------
                TOTAL ADJUSTABLE RATE PUT BONDS ...........................................                         $ 1,870,000
                                                                                                                    -----------
                TOTAL INVESTMENT SECURITIES -- 100.8%
                (Amortized Cost $26,731,026) ..............................................                         $26,731,026

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.8%) ...........................                            (221,681)
                                                                                                                    -----------

                NET ASSETS -- 100.0% ......................................................                         $26,509,345
                                                                                                                    ===========

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE TAX-FREE TRUST
OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
====================================================================================================================================
     PRINCIPAL                                                                              COUPON  MATURITY         MARKET
      AMOUNT    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 93.4%                       RATE     DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $     85,000  Toledo, OH, Swr. Sys. Rev. Prerefunded @ 102 ............................   6.350  11/15/04      $    87,203
     1,095,000  West Clermont, OH, LSD GO Prerefunded @ 102 .............................   6.900  12/01/05        1,182,491
       530,000  Toledo, OH, GO ..........................................................   6.000  12/01/06          574,774
       299,624  Columbus, OH, Special Assessment GO .....................................   5.050  04/15/08          324,241
       540,000  Ohio St. Revitalization Proj ............................................   5.000  10/01/08          591,332
       500,000  West Clermont, OH, LSD GO ...............................................   6.150  12/01/08          524,645
     1,035,000  Reading, OH, Rev. (St. Mary's Ed. Institute) ............................   5.550  02/01/10        1,149,109
       325,000  Columbus, OH, LT GO .....................................................   4.750  06/15/10          348,595
       790,000  Cuyahoga Co., OH, Mtg. Rev. (West Tech. Apts. Proj.) ....................   5.100  09/20/10          843,791
       415,000  Dublin, OH, Var. Purp. Impt. Ser. A Prerefunded @ 100 ...................   6.000  12/01/10          484,015
       590,000  Hubbard, OH, EVSD UT GO .................................................   5.400  12/01/10          663,951
     1,000,000  Summit Co., OH, GO Prerefunded @ 101 ....................................   6.000  12/01/10        1,174,610
       180,000  Cuyahoga Co., OH, Hosp. Rev. (Univ. Hosp.)
                Escrowed to Maturity ....................................................   9.000  06/01/11          219,722
     1,000,000  Lorain Co., OH, Hosp. Rev. (Catholic Health) ............................   5.625  10/01/11        1,118,780
       275,000  Akron, OH, GO ...........................................................   6.000  11/01/11          318,703
       365,000  Bexley, OH, CSD GO ......................................................   7.125  12/01/11          453,757
     1,000,000  Hamilton Co., OH, Swr. Sys. Rev .........................................   5.500  12/01/11        1,144,750
       250,000  Westerville, OH, GO .....................................................   6.450  12/01/11          251,968
     1,075,000  Franklin Co., OH, Hosp. Rev. Impt. (Childrens Hosp. Proj.) ..............   5.500  05/01/12        1,208,332
       275,000  Ohio St. Pub. Facs. Cmnty. Mental Health Cap. Facs ......................   5.200  06/01/12          300,627
     1,000,000  Univ. of Bowling Green, OH, General Receipts Rev ........................   5.750  06/01/12        1,144,320
       515,000  South-Western, OH, CSD GO (Franklin & Pickway Co.) ......................   5.000  12/01/12          574,024
       500,000  Erie Co., OH, Hosp. Rev. (Fireland Reg. Med. Ctr.) ......................   6.000  08/15/13          557,655
       400,000  Akron, OH, GO ...........................................................   6.500  11/01/14          491,352
     1,000,000  Indian Hill, OH, EVSD GO ................................................   5.250  12/01/14        1,116,040
       530,000  Ottawa Co., OH, GO ......................................................   5.750  12/01/14          563,925
     1,000,000  Portage Co., OH, GO .....................................................   6.200  12/01/14        1,027,380
       660,000  West Chester Twp., OH, GO ...............................................   5.500  12/01/14          753,958
       400,000  Warren, OH, Wtrwrks. Rev ................................................   5.500  11/01/15          458,008
     1,000,000  Buckeye Valley, OH, LSD GO ..............................................   6.850  12/01/15        1,223,700
       680,000  Columbus-Polaris Hsg. Corp. Rev. Prerefunded @ 100 ......................   7.400  01/01/16          828,838
       945,000  Chillicothe, OH, CSD GO .................................................   5.000  12/01/16        1,039,869
       465,000  Cincinnati, OH, Police & Fireman's Disability GO ........................   5.750  12/01/16          532,007
       975,000  Hamilton Co., OH, Convention Facs. Auth. Rev. (Second Lien) .............   5.000  12/01/16        1,067,235
     1,340,000  Ohio St. Wtr. Dev. Auth. Rev ............................................   5.000  12/01/16        1,463,454
     1,260,000  Cleveland, OH, Arprt. Sys. Rev ..........................................   5.125  01/01/17        1,343,651
       750,000  Butler Co., OH, Trans. Impt. Dist .......................................   5.125  04/01/17          812,205
       415,000  Toledo, OH, Swr. Sys. Rev ...............................................   6.350  11/15/17          425,512
       335,000  Akron, OH, Wtr. Wrks. Rev ...............................................   5.250  12/01/17          372,078
     1,000,000  Springfield, OH, CSD GO .................................................   5.000  12/01/17        1,085,960
       655,000  Twinsburg, OH, Park & Land GO ...........................................   5.500  12/01/17          739,168
     1,000,000  Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) ....................   5.250  10/01/18        1,095,800
     1,000,000  Univ. of Cincinnati, OH, General Receipts Rev ...........................   5.750  06/01/19        1,134,670
     1,000,000  Lucas Co., OH, Hsg. Dev. Corp. (Northgate Apts.) ........................   5.950  07/01/19        1,018,070
     1,000,000  Lorain Co., OH, Hosp. Rev. (Catholic Health Partners) ...................   5.500  09/01/19        1,112,840
     1,000,000  Lucas Co., OH, Hosp. Rev. (Promedica Health Group) ......................   5.625  11/15/19        1,124,770

TOUCHSTONE TAX-FREE TRUST
OHIO INSURED TAX-FREE FUND
(CONTINUED)
====================================================================================================================================
    PRINCIPAL   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 93.4%                     COUPON  MATURITY         MARKET
     AMOUNT     (CONTINUED)                                                                 RATE     DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $  1,145,000  Brunswick, OH, CSD GO ...................................................   5.750  12/01/19      $ 1,301,556
       745,000  Crawford Co., OH, GO ....................................................   4.750  12/01/19          771,529
     1,000,000  Hamilton, OH, CSD GO ....................................................   5.500  12/01/19        1,123,040
     1,250,000  Kings, OH, LSD GO .......................................................   5.950  12/01/19        1,441,950
     1,085,000  West Clermont, OH, LSD GO ...............................................   5.000  12/01/19        1,158,357
       500,000  Akron, OH, GO ...........................................................   5.800  11/01/20          568,935
       210,000  Butler Co., OH, GO ......................................................   5.250  12/01/20          229,635
     1,000,000  Greene Co., OH, Swr. Sys. Rev ...........................................   5.625  12/01/20        1,125,610
     1,500,000  Nordonia Hills, OH, CSD GO ..............................................   5.375  12/01/20        1,651,349
     1,000,000  Pickerington, OH, LSD UT GO .............................................   5.250  12/01/20        1,092,680
       850,000  West Chester Twp., OH, GO ...............................................   5.000  12/01/20          902,173
     1,210,000  Cincinnati, OH, Tech. College Rev .......................................   5.250  10/01/21        1,313,879
       525,000  Kings, OH, LSD GO .......................................................   6.050  12/01/21          607,982
       500,000  Lake, OH, LSD GO (Stark Co.) ............................................   5.750  12/01/21          564,870
     1,000,000  Monroe, OH, LSD Sch. Impt. GO ...........................................   5.000  12/01/21        1,055,490
     1,185,000  Akron, OH, Impt. GO .....................................................   5.000  12/01/22        1,249,997
       765,000  Fairfield Co., OH, GO ...................................................   5.000  12/01/22          805,063
       500,000  Morgan, OH, LSD GO ......................................................   5.750  12/01/22          570,130
     1,200,000  Ross Twp., OH, LSD GO ...................................................   5.000  12/01/22        1,265,820
     1,250,000  Scioto Valley, OH, LSD GO ...............................................   5.650  12/01/22        1,416,675
       250,000  Ohio St. Higher Ed. Fac. (Xavier Univ.) .................................   5.000  05/01/23          261,348
     1,050,000  Harrison, OH, Wst. Wtr. Sys. Rev ........................................   5.250  11/01/23        1,125,968
     1,000,000  Akron, OH, Var. Purp. GO ................................................   5.000  12/01/23        1,043,530
     1,480,000  Lakewood, OH, CSD .......................................................   5.250  12/01/23        1,601,078
     1,000,000  Newark, OH, Var. Purp. GO ...............................................   4.750  12/01/23        1,021,570
     1,000,000  Toledo, OH, CSD GO ......................................................   5.000  12/01/23        1,047,890
     1,000,000  Hamilton Co., OH, Hosp. Rev. (Cincinnati Childrens Hosp.) ...............   5.000  05/15/24        1,039,450
     1,000,000  Cleveland, OH, Muni. Sch. Dist. GO ......................................   5.250  12/01/24        1,072,000
     1,050,000  Delaware Co., OH, GO ....................................................   5.000  12/01/24        1,094,058
     1,000,000  Hamilton, OH, CSD GO ....................................................   5.625  12/01/24        1,109,900
     1,000,000  Hilliard, OH, CSD GO ....................................................   5.750  12/01/24        1,124,590
     1,000,000  Kings, OH, LSD GO .......................................................   5.650  12/01/24        1,112,840
     1,250,000  Ohio St. Univ. General Receipts Rev .....................................   5.750  12/01/24        1,402,263
     1,250,000  Fremont, OH, Var. Purp. GO ..............................................   5.000  12/15/24        1,298,500
     1,750,000  Eaton, OH, CSD GO .......................................................   5.000  12/01/25        1,817,707
       500,000  Galion, OH, CSD UT GO ...................................................   5.000  12/01/25          519,345
     1,200,000  Jefferson, OH, LSD UT GO (Madison Co.) ..................................   5.000  12/01/25        1,253,436
     1,500,000  Marysville, OH, EVSD GO .................................................   5.000  12/01/25        1,552,784
     1,000,000  Plain, OH, LSD GO .......................................................   5.000  12/01/25        1,033,380
     1,000,000  Hudson, OH, CSD COP .....................................................   5.000  06/01/26        1,030,090
     1,000,000  Hilliard, OH, CSD GO ....................................................   5.750  12/01/28        1,110,460
       910,000  Licking Heights, OH, LSD GO .............................................   6.400  12/01/28        1,123,177
     1,000,000  Erie Co., OH, Hosp. Fac. Rev. (Fireland Reg. Med. Ctr.) .................   5.625  08/15/32        1,022,990
                                                                                                                 -----------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .....................                        $82,106,959
                                                                                                                 -----------

TOUCHSTONE TAX-FREE TRUST
OHIO INSURED TAX-FREE FUND
(CONTINUED)
====================================================================================================================================
    PRINCIPAL                                                                              COUPON  MATURITY        MARKET
     AMOUNT     FLOATING & VARIABLE DEMAND NOTES -- 5.2%                                    RATE     DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $  1,100,000  Hamilton Co., OH, Hosp. Rev.
                (Health Alliance of Gtr. Cincinnati) ....................................   1.700   10/6/04      $ 1,100,000
     1,000,000  Scioto Co., OH, Hosp. Rev. (VHA Ctr.) Ser. B ............................   1.680  10/06/04        1,000,000
       775,000  Scioto Co., OH, Hosp. Rev. (VHA Ctr.) Ser. C ............................   1.680  10/06/04          775,000
     1,000,000  Scioto Co., OH, Hosp. Rev. (VHA Ctr.) Ser. E ............................   1.680  10/06/04        1,000,000
       650,000  Puerto Rico Commonwealth Hwy. & Trans. Auth. Trust Rcpts ................   1.690  10/07/04          650,000
                                                                                                                 -----------
                TOTAL FLOATING & VARIABLE DEMAND NOTES ..................................                        $ 4,525,000
                                                                                                                 -----------
                TOTAL INVESTMENT SECURITIES -- 98.6%
                (Amortized Cost $80,499,155) ............................................                        $86,631,959

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4% ...........................                          1,228,320
                                                                                                                 -----------

                NET ASSETS -- 100.0% ....................................................                        $87,860,279
                                                                                                                 ===========

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE TAX-FREE TRUST
OHIO TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
====================================================================================================================================
     PRINCIPAL                                                                             COUPON  MATURITY         MARKET
     AMOUNT     FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 27.2%                      RATE     DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $    500,000  Ohio St. Bldg. Auth. Rev. (Juvenile Correct. Bldg.),
                Prerefunded @ 102 .......................................................   6.600  10/01/04     $    510,000
     1,370,000  Ohio St. Nat. Res. Cap. Facs. GO Prerefunded @ 100 ......................   5.400  10/01/04        1,370,000
       450,000  Wilmington, OH, GO BANS .................................................   1.530  10/01/04          450,000
     4,300,000  American Muni. Pwr. OH, Inc. Rev. BANS (Genoa Village Proj.) ............   1.300  10/07/04        4,299,999
       800,000  American Muni. Pwr. OH, Inc. Rev. BANS (Genoa Village Proj.) ............   1.500  10/07/04          800,000
       830,000  American Muni. Pwr. OH, Inc. Rev. BANS (St. Mary's Proj.) ...............   1.200  10/07/04          830,000
     1,500,000  Harrison Twp., OH GO BANS (Fire Station) ................................   1.400  10/21/04        1,500,162
     1,070,000  Olmsted Falls, OH, GO BANS ..............................................   1.450  10/21/04        1,070,145
       610,000  Granville, OH, GO BANS ..................................................   1.460  10/27/04          610,112
     2,250,000  American Muni. Pwr. OH, Inc. Rev. BANS (Pioneer Village Proj.) ..........   1.350  10/28/04        2,250,000
     3,320,000  American Muni. Pwr. OH, Inc. Rev. BANS ..................................   1.200  11/04/04        3,320,000
       575,000  American Muni. Pwr. OH, Inc. Rev. BANS (Yellow Springs Proj.) ...........   1.400  11/04/04          575,000
       310,000  Marysville, OH, Swr. GO .................................................   1.680  11/10/04          310,111
     5,000,000  American Muni. Pwr. OH, Inc. BANS (Galion Proj.) ........................   1.400  11/12/04        4,999,999
       900,000  Stark Co., OH, GO BANS ..................................................   1.550  11/15/04          900,383
     1,495,000  American Muni. Pwr. OH, Inc. BANS (Monroeville Village) .................   1.400  11/18/04        1,495,000
     3,250,000  Hillsboro, OH, CSD GO BANS ..............................................   2.260  11/18/04        3,253,624
       340,000  Akron, OH, Var. Purp. GO ................................................   2.000  12/01/04          340,462
       475,000  Belmont Co., OH, GO .....................................................   2.000  12/01/04          475,590
       455,000  Brown Co., OH, GO .......................................................   5.200  12/01/04          457,873
       900,000  Butler Co., OH, Jt. Vocational Sch. Dist. (Police Inst. Proj.) ..........   1.300  12/01/04          900,000
       175,000  Leipsic, OH, LSD GO .....................................................   2.000  12/01/04          175,246
       510,000  Ohio St. Wtr. Dev. Auth. Rev ............................................   5.400  12/01/04          513,368
       455,000  Ohio Univ. General Receipts Athens ......................................   2.000  12/01/04          455,655
       475,000  Springfield, OH, LSD GO .................................................   2.000  12/01/04          475,392
       625,000  American Muni. Pwr. OH, Inc. Rev. BANS (Amherst City Proj.) .............   1.250  12/02/04          625,000
     1,635,000  American Muni. Pwr. OH, Inc. Rev. BANS (Bowling Green Proj.) ............   1.250  12/02/04        1,635,000
     4,129,300  Deerfield Twp., OH, GO BANS .............................................   1.580  12/02/04        4,131,033
     2,685,000  Deerfield Twp., OH, GO BANS .............................................   1.800  12/02/04        2,686,571
     1,115,000  American Muni. Pwr. OH, Inc. Rev. BANS (Edgerton Proj.) .................   1.350  12/09/04        1,115,000
       570,000  American Muni. Pwr. OH, Inc. Rev. BANS (Oberlin Proj.) ..................   1.300  12/09/04          570,000
       655,000  Trenton, OH, GO BANS ....................................................   1.960  12/09/04          655,747
       590,000  Springboro, OH, GO BANS .................................................   1.600  12/16/04          590,303
     2,180,000  American Muni. Pwr. OH, Inc. Rev. BANS
                (Brewster Village Proj.) ................................................   1.350  01/13/05        2,180,000
     1,270,000  Willard, OH, GO BANS ....................................................   1.670  01/27/05        1,271,296
       770,000  Olmsted Falls, OH, GO BANS ..............................................   1.550  02/10/05          770,550
       300,000  Hamilton, OH, CSD GO BANS ...............................................   1.550  02/24/05          300,237
       660,000  Hamilton Twp., OH, GO BANS (Pub. Infrastructure) ........................   1.650  03/24/05          661,244
       500,000  Crestline, OH, GO BANS ..................................................   1.730  03/30/05          500,925
     3,098,000  Maple Heights, OH, CSD GO BANS ..........................................   1.500  04/29/05        3,098,161
       135,000  Ohio St. Hwy. Cap. Impts. GO ............................................   4.750  05/01/05          137,572
       175,000  Wilmington, OH, GO BANS (Parkland Acquisition) ..........................   2.200  05/02/05          175,508
     3,810,000  Willard, OH, GO BANS ....................................................   1.900  05/18/05        3,815,874
     4,500,000  Loveland, OH, CSD GO TANS ...............................................   2.100  06/01/05        4,510,305
       783,800  London, OH, GO BANS .....................................................   2.500  06/02/05          786,891

TOUCHSTONE TAX-FREE TRUST
OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
====================================================================================================================================
     PRINCIPAL  FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 27.2%                     COUPON  MATURITY         MARKET
      AMOUNT    (CONTINUED)                                                                 RATE     DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $  2,800,000  Paulding Co., OH, GO BANS ...............................................   2.500  06/14/05     $  2,810,033
     1,200,000  Chillicothe, OH, GO BANS (Wtr. Tower Impt.) .............................   2.500  06/16/05        1,205,006
     1,000,000  Marietta, OH, GO BANS ...................................................   3.050  06/22/05        1,006,746
     2,300,000  American Muni. Pwr. OH, Inc. Rev. BANS (Newton Falls Proj.) .............   2.050  06/30/05        2,300,000
     2,650,000  American Muni. Pwr. OH, Inc. Rev. BANS
                (Montpelier Village Proj.) ..............................................   2.150  07/07/05        2,650,000
     2,000,000  Columbiana, OH, GO BANS .................................................   2.500  07/07/05        2,003,740
     1,975,000  Warrensville Heights, OH, GO BANS .......................................   2.100  07/14/05        1,978,039
     1,000,000  Liberty Twp., OH, GO BANS (Parkland Aquisition) .........................   2.260  08/11/05        1,003,041
     6,740,000  American Muni. Pwr. OH, Inc. Rev. BANS (City of Bryan Proj.) ............   1.700  08/19/05        6,739,999
       325,000  Hebron, OH, GO BANS .....................................................   2.600  09/08/05          326,790
     3,648,500  Jackson Co., OH, GO BANS ................................................   2.300  09/08/05        3,660,231
       318,000  Richland Co., OH, GO BANS ...............................................   2.500  09/28/05          319,700
       360,000  Wilmington, OH, GO BANS (Lowes Road Construction) .......................   2.100  09/30/05          361,055
     1,550,000  Harrison Twp., OH, GO BANS ..............................................   2.100  10/20/05        1,552,263
                                                                                                                ------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .....................                       $ 90,471,981
                                                                                                                ------------

------------------------------------------------------------------------------------------------------------------------------------
     PRINCIPAL                                                                             COUPON  MATURITY         MARKET
      AMOUNT    FLOATING & VARIABLE DEMAND NOTES -- 68.0%                                   RATE     DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $  2,870,000  Cuyahoga Co., OH, IDR (S&R Playhouse Realty) ............................   1.350  10/01/04     $  2,870,000
       265,000  Hamilton, OH, Elec. Rev .................................................   1.710  10/01/04          265,000
     1,870,000  Miami Co., OH, Hosp. Rev. (Upper Valley Med. Ctr.) ......................   1.530  10/01/04        1,870,000
       100,000  Trumbull Co., OH, Health Care (Shepard of Valley
                Lutheran Home) ..........................................................   1.800  10/01/04          100,000
     2,400,000  ABN AMRO Munitops Trust Ctfs. (Westerville, OH CSD GO) ..................   1.730  10/06/04        2,400,000
       860,000  Centerville, OH, Health Care Rev. (Bethany Lutheran Village. ............   1.730  10/06/04          860,000
     3,000,000  Cleveland, OH, Arpt. Sys. Rev ...........................................   1.750  10/06/04        3,000,000
    10,000,000  Cleveland-Cuyahoga Co., OH, Port Auth. Rev ..............................   1.700  10/06/04       10,000,000
     1,805,000  Cuyahoga Co., OH, Ed. Rev. (United Cerebral Palsy Assoc.) ...............   1.750  10/06/04        1,805,000
     1,090,000  Erie Co., OH, IDR (Toft Dairy, Inc.) ....................................   1.750  10/06/04        1,090,000
       390,000  Greene Co., OH, Health Care Rev. (Green Oaks Proj.) .....................   1.750  10/06/04          390,000
       480,000  Hamilton Co., OH, EDR (General Protestant Orphan Home) ..................   1.720  10/06/04          480,000
       795,000  Hamilton Co., OH, Health Care Rev. (Aloysius Orphanage Proj.) ...........   1.750  10/06/04          795,000
       400,000  Hamilton Co., OH, Hosp. Rev. (Health Alliance) Ser. F ...................   1.700  10/06/04          400,000
     4,000,000  Lake Co., OH, Hosp. Rev. (Lake Hosp. Sys., Inc.) ........................   1.770  10/06/04        4,000,000
     1,725,000  Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) ...............................   1.750  10/06/04        1,725,000
     4,000,000  Middletown, OH, Dev. Rev. (Bishop Fenwick High Sch. Proj.) ..............   1.700  10/06/04        4,000,000
     1,070,000  Monroe, OH, IDR (Magnode Corp.) .........................................   1.900  10/06/04        1,070,000
     2,000,000  Montgomery Co., OH, EDR (Dayton Art Institute) ..........................   1.750  10/06/04        2,000,000
     1,000,000  Ohio St. Wtr. Dev. Auth. PCR (Cleveland Elec.) ..........................   1.700  10/06/04        1,000,000
     4,700,000  Ohio St. Wtr. Dev. Auth. Rev ............................................   1.680  10/06/04        4,700,000
     2,050,000  Ohio St. Wtr. Dev. Auth. Rev. (Timken Company) ..........................   1.700  10/06/04        2,050,000
       400,000  Orrville, OH, Hosp. Rev. (Orrville Hosp.) ...............................   1.780  10/06/04          400,000
     3,510,000  Puerto Rico Elec. Pwr. Auth. Muni. Secs. Trust Rec. Ser. SGA 43 .........   1.700  10/06/04        3,510,000
     3,800,000  Puerto Rico Elec. Pwr. Auth. Muni. Secs. Trust Rec. Ser. SGA 44 .........   1.700  10/06/04        3,800,000
     2,400,000  Summit, OH, Civic Fac. Rev. (YMCA Proj.) Ser. 1997 ......................   1.750  10/06/04        2,400,000

TOUCHSTONE TAX-FREE TRUST
OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
====================================================================================================================================
    PRINCIPAL                                                                              COUPON  MATURITY         MARKET
     AMOUNT     FLOATING & VARIABLE DEMAND NOTES -- 68.0% (CONTINUED)                       RATE     DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $  2,500,000  Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
                (Summa Health Sys.) .....................................................   1.710  10/07/04     $  2,500,000
       300,000  Akron, Bath & Copley, OH, Joint Twp. Hosp. Rev.
                (Visiting Nurse Svcs. Proj.) ............................................   1.760  10/07/04          300,000
     1,500,000  Ashtabula Co., OH, Hosp. Fac. Rev. (Ashtabula Co. Med. Ctr.) ............   1.720  10/07/04        1,500,000
     4,000,000  Athens Co., OH, Port. Auth. Hsg. Rev. (Univ. Hsg. for Ohio, Inc.) .......   1.770  10/07/04        4,000,000
     1,700,000  Butler Co., OH, Hosp. Rev. (Berkley Sq. Retirement Ctr. Proj.) ..........   1.750  10/07/04        1,700,000
     2,800,000  Cambridge, OH, Hosp. Rev. (Southwestern Ohio Reg. Med.) .................   1.760  10/07/04        2,800,000
     1,520,000  Carroll Co., OH, Health Care Rev. (St. Johns Villa Proj.) ...............   1.760  10/07/04        1,520,000
     4,000,000  Cincinnati, OH, Port Auth. Rev. (Cincinnati Zoo Proj.) ..................   1.610  10/07/04        4,000,000
       120,000  Coshocton Co., OH, Hosp. Rev.
                (Echoing Hills Village, Inc. Proj.) .....................................   1.850  10/07/04          120,000
     1,580,000  Cuyahoga Co., OH, Civic Rev. (West Side Ecumenical) .....................   1.750  10/07/04        1,580,000
    10,000,000  Cuyahoga Co., OH, Health Care Rev. (Gardens of McGregor) ................   1.720  10/07/04       10,000,000
     3,240,000  Delaware Co., OH, Health Care Rev. (Sarah Moore Home) ...................   1.840  10/07/04        3,240,000
     1,670,000  Franklin Co., OH, EDR (Columbus Montessori Ed. Ctr.) ....................   1.790  10/07/04        1,670,000
     2,245,000  Franklin Co., OH, EDR (Dominican Sisters) ...............................   1.750  10/07/04        2,245,000
     1,810,000  Franklin Co., OH, Health Care Rev. (Heinzerling Fndtn.) .................   1.850  10/07/04        1,810,000
       885,000  Franklin Co., OH, Health Care Rev.
                (Lifeline Organ Procurement) ............................................   1.750  10/07/04          885,000
       920,000  Franklin Co., OH, IDR (Ohio Girl Scouts) ................................   1.850  10/07/04          920,000
     1,800,000  Fulton, OH, IDR (Polycraft, Inc.) .......................................   1.980  10/07/04        1,800,000
     1,600,000  Geauga Co., OH, Health Care Rev. (Heather Hill Proj.) ...................   1.690  10/07/04        1,600,000
     1,178,900  Hamilton Co., OH, EDR (Cincinnati Assoc. for the Performing) ............   1.750  10/07/04        1,178,900
       300,000  Hamilton Co., OH, EDR (Contemporary Arts Ctr.) ..........................   1.720  10/07/04          300,000
     1,570,000  Hamilton Co., OH, EDR (Union Inst. Proj.) ...............................   1.800  10/07/04        1,570,000
     1,350,000  Hamilton Co., OH, Hosp. Rev. (Beechwood Home Proj.) .....................   1.750  10/07/04        1,350,000
     1,000,000  Hamilton Co., OH, Hosp. Rev. (Childrens Hosp. Med. Ctr.) ................   1.720  10/07/04        1,000,000
     5,900,000  Hamilton Co., OH, Hosp. Rev. (Drake Ctr., Inc.) .........................   1.720  10/07/04        5,900,000
     4,700,000  Hamilton Co., OH, Hosp. Rev. (Episcopal Retirement Proj.) ...............   1.720  10/07/04        4,700,000
     5,920,000  Hamilton Co., OH, Sales Tax Floater Ctfs. Ser. 356 ......................   1.720  10/07/04        5,920,000
    16,125,000  Hamilton, OH, Elec. Rev .................................................   1.710  10/07/04       16,125,000
     2,944,000  Hamilton, OH, MFH Rev. (Knollwood Village Apts.) Ser. A .................   1.720  10/07/04        2,944,000
     1,948,000  Hamilton, OH, MFH Rev. (Knollwood Village Apts.) Ser. B .................   1.720  10/07/04        1,948,000
     2,602,000  Hancock Co., OH, MFH Rev. (Crystal Glen Apts. Proj. Phase II) ...........   1.720  10/07/04        2,602,000
     4,505,000  Lima, OH, Hosp. Fac. & Impt. Rev. (Lima Mem. Hosp.) .....................   1.750  10/07/04        4,505,000
       400,000  Lucas Co., OH, Health Care Rev. (Lutheran Homes Society) ................   1.710  10/07/04          400,000
       110,000  Lucas Co., OH, IDR (Assoc. Proj.) .......................................   1.860  10/07/04          110,000
       125,000  Lucas Co., OH, Rev. (Sunshine Childrens Home) ...........................   1.810  10/07/04          125,000
       710,000  Mahoning Co., OH, Health Care Rev. (Ohio Heart Institute) ...............   1.850  10/07/04          710,000
     5,000,000  Mahoning Co., OH, Hosp. (Forum Health Oblig.) ...........................   1.700  10/07/04        5,000,000
     2,510,000  Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ...................   1.720  10/07/04        2,510,000
     1,150,000  Mason, OH, Tax Increment Fin. Rev. (Central Park Proj.) .................   1.800  10/07/04        1,150,000
     1,800,000  Middleburg Heights, OH, Hosp. Rev.
                (Southwest General Health) ..............................................   1.730  10/07/04        1,800,000
     1,235,000  Montgomery Co., OH, Health Care Rev.
                (Cmnty. Blood Ctr. Proj.) ...............................................   1.850  10/07/04        1,235,000
     2,600,000  Montgomery Co., OH, Ltd. Oblig. Rev.
                (St.Vincent de Paul Proj.) ..............................................   1.730  10/07/04        2,600,000

TOUCHSTONE TAX-FREE TRUST
OHIO TAX-FREE MONEY MARKET FUND
(CONTINUED)
====================================================================================================================================
    PRINCIPAL                                                                              COUPON  MATURITY        MARKET
     AMOUNT     FLOATING & VARIABLE DEMAND NOTES -- 68.0% (CONTINUED)                       RATE     DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $    800,000  Ohio St. Higher Ed. Fac. Cmnty. Rev. (John Carroll) .....................   1.710  10/07/04     $    800,000
     3,000,000  Ohio St. Higher Ed. Rev. (College of Mt. St. Joseph's) ..................   1.720  10/07/04        3,000,000
       200,000  Ohio St. Higher Ed. Rev. (Malone College) ...............................   1.760  10/07/04          200,000
     3,200,000  Ohio St. Higher Ed. Rev. (Pooled Fin.) ..................................   1.600  10/07/04        3,200,000
     3,000,000  Ohio St. Higher Ed. Rev. (Pooled Fin.) ..................................   1.800  10/07/04        3,000,000
       500,000  Ohio St. Higher Ed. Rev. (Pooled Fin.) ..................................   1.800  10/07/04          500,000
     4,620,000  Ohio St. Tpk. Rev. Fltr. Ctfs. Ser. 71 ..................................   1.720  10/07/04        4,620,000
     1,510,000  Ottawa Co., OH, Hosp. Rev. (Lutheran Home of Mercy Proj.) ...............   1.810  10/07/04        1,510,000
     3,450,000  Puerto Rico Childrens Trust Fund Putter Ser. 149 ........................   1.730  10/07/04        3,450,000
     8,050,000  Puerto Rico Commonwealth Hwy. & Trans. Auth. Trust Rcpts ................   1.690  10/07/04        8,050,000
     4,000,000  Puerto Rico Pub. Bldgs. Auth. Rev. Floater Ctfs. Ser. 787 ...............   1.690  10/07/04        4,000,000
     1,700,000  Puerto Rico Pub. Fin. Corp. Rev .........................................   1.700  10/07/04        1,700,000
       400,000  Rickenbacker, OH, Port. Auth. Rev.
                (Rickenbacker Holdings, Inc.) ...........................................   1.850  10/07/04          400,000
     1,100,000  Seneca Co., OH, Hosp. Rev. (St. Francis Home, Inc. Proj.) ...............   1.730  10/07/04        1,100,000
     4,425,000  Sharonville, OH, IDR (Duke Realty Proj.) ................................   1.780  10/07/04        4,425,000
     1,470,000  Summit Co., OH, Health Care Rev. (Evant, Inc. Proj.) ....................   1.810  10/07/04        1,470,000
       140,000  Summit Co., OH, IDR (Go-Jo Industries, Inc. Proj.) ......................   1.850  10/07/04          140,000
     3,300,000  Toledo, OH, City Svcs. Special Assessment Nts ...........................   1.710  10/07/04        3,300,000
     3,995,000  Univ. of Akron, OH, General Rcpts. Floater Ctfs. Ser. 165 ...............   1.720  10/07/04        3,995,000
     1,600,000  Warren Co., OH, IDR (Liquid Container Proj.) ............................   1.700  10/07/04        1,600,000
     1,455,000  Westlake, OH, EDR (Oaks Dev. Company Proj.) .............................   1.810  10/07/04        1,455,000
     4,800,000  Woodlawn, OH, EDR (Goodwill Industries Proj.) ...........................   1.750  10/07/04        4,800,000
     2,500,000  Hamilton Co., OH, IDR (ADP Sys.) ........................................   1.400  10/15/04        2,500,000
                                                                                                                ------------
                TOTAL FLOATING & VARIABLE DEMAND NOTES                                                          $226,067,900
                                                                                                                ------------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL                                                                              COUPON  MATURITY        MARKET
     AMOUNT     ADJUSTABLE RATE PUT BONDS -- 4.6%                                           RATE     DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $  3,740,000  Cuyahoga Co., OH, IDR (Halle Office Bldg.) ..............................   1.155  10/01/04     $  3,740,000
     1,045,000  Clermont Co., OH, EDR (John Q. Hammons Proj.) ...........................   1.400  11/01/04        1,045,000
     2,435,000  Ohio St. HFA MFH (Lincoln Park) .........................................   1.400  11/01/04        2,435,000
     2,570,000  Richland Co., OH, IDR (Mansfield Sq. Proj.) .............................   1.400  11/15/04        2,570,000
       810,000  Scioto Co., OH, Health Care Rev. (Hillview Retirement) ..................   1.550  12/01/04          809,934
     3,000,000  ABN AMRO Munitops Trust Ctfs. 1998-I8 (Cleveland Wtr. Wrks.) ............   1.250  12/10/04        3,000,000
       640,000  Gallia Co., OH, IDR (Jackson Pike Assoc.) ...............................   1.550  12/15/04          640,000
       935,000  Clermont Co., OH, EDR (Eastgate Partnership) ............................   2.000  09/01/05          935,000
                                                                                                                ------------
                TOTAL ADJUSTABLE RATE PUT BONDS .........................................                       $ 15,174,934
                                                                                                                ------------
                TOTAL INVESTMENT SECURITIES -- 99.8%
                (Amortized Cost $331,714,815) ...........................................                       $331,714,815

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% ...........................                            598,888
                                                                                                                ------------

                NET ASSETS -- 100.0% ....................................................                       $332,313,703
                                                                                                                ============

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE TAX-FREE TRUST
TAX-FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)
====================================================================================================================================
     PRINCIPAL                                                                             COUPON  MATURITY         MARKET
      AMOUNT    FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 32.9%                      RATE     DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $    400,000  Bell Cmnty., CA, Tax Allocation Redev. Agy ..............................   2.000  10/01/04      $   400,000
       480,000  Lake Co., IL, Sch. Dist. No. 079 Fremont ................................   8.250  10/01/04          480,000
       100,000  Mississippi St. Brd. of Trustees of Instns. of Higher Learning ..........   2.125  10/01/04          100,000
       300,000  North Randall, OH, Temp. GO .............................................   1.700  10/15/04          300,034
       495,000  University of Washington Parking Sys. Rev ...............................   3.000  11/01/04          495,632
       500,000  American Muni. Pwr. OH, Inc. Rev. BANS (Galion Proj.) ...................   1.400  11/12/04          500,000
       250,000  Tampa, FL, Rev. (Catholic Health East) ..................................   5.250  11/15/04          251,092
       100,000  El Paso Co., CO, Sch. Dist. No. 038 .....................................   5.000  12/01/04          100,619
       110,000  King & Snohomish Co., WA, Sch. Dist. No. 417 ............................   5.250  12/01/04          110,715
       115,000  Massachusetts St. HFA Rev ...............................................   5.500  12/01/04          115,661
       200,000  New Hampshire St. GO ....................................................   5.000  12/01/04          201,108
       100,000  Northglenn, CO, Wtr. & Swr ..............................................   5.250  12/01/04          100,661
       485,000  Pierce Co., WA, Sch. Dist. No. 416 (White River) ........................   3.000  12/01/04          486,249
       450,000  Portsmouth, OH, GO BANS .................................................   2.125  12/15/04          450,342
       560,000  Goshen, IN, Cmnty. Schs. Land Acquisition ...............................   2.300  01/01/05          560,762
       100,000  Harrison Co., MS, Wst. Wtr. Mgmt. Dist. Rev.,
                Prerefunded @ 102 .......................................................   5.875  02/01/05          103,495
       250,000  Winnebago & Boone Co., IL, Cmnty. High Sch. Dist. No. 207 GO ............   4.500  02/01/05          252,064
       600,000  Portsmouth, OH, Swr. Sys. Rev ...........................................   2.150  02/15/05          600,663
     1,100,000  Center Grove, IN, Bldg. Corp. BANS ......................................   2.000  04/01/05        1,102,442
       735,000  Monroe, OH, GO BANS .....................................................   2.450  05/05/05          737,570
       265,000  Munfordville, KY, IDR (Louisville Bedding Company Proj.) ................   1.800  06/01/05          265,000
       500,000  Spencerville, OH, BANS, Wtr. Sys. Impt ..................................   2.450  06/01/05          500,814
       350,000  American Muni. Pwr. OH, Inc. Rev. BANS (Grafton Village Proj.) ..........   2.250  06/16/05          350,000
       200,000  Brazoria Co., TX, Health Facs. Dev. Corp. (Brazosport Mem.) .............   4.000  07/01/05          203,406
       850,000  Zionsville, IN, Cmnty. Schs. Bldg. Corp. BANS ...........................   1.900  07/01/05          850,000
       635,000  American Muni. Pwr. OH, Inc. BANS (Carey Village Proj.) .................   2.000  08/04/05          635,000
       225,000  Pataskala, OH, GO BANS ..................................................   2.750  09/22/05          226,504
       700,000  Rhodes, IL, Sch. Dist. No. 84.5 .........................................   3.125  10/24/05          707,679
                                                                                                                 -----------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS .....................                        $11,187,512
                                                                                                                 -----------

------------------------------------------------------------------------------------------------------------------------------------
     PRINCIPAL                                                                             COUPON  MATURITY         MARKET
      AMOUNT    FLOATING & VARIABLE DEMAND NOTES -- 55.6%                                   RATE     DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $    555,000  Arvada, CO, Wtr. Util. Rev ..............................................   1.450  10/01/04      $   555,000
       900,000  Broward Co., FL, Health Fac. Auth. Rev. (John Knox Village) .............   1.850  10/01/04          900,000
       600,000  Municipal Secs. Trust Ctfs. Ser. 2001-160 (Florida Brd. of Ed.) .........   1.800  10/01/04          600,000
       100,000  Trumbull Co., OH, Healthcare (Shepard of Valley
                Lutheran Home) ..........................................................   1.800  10/01/04          100,000
       500,000  ABAG Fin. Auth. Nonprofit Corps. MFH Rev ................................   1.770  10/06/04          500,000
       500,000  Bloomington, IL, Normal Arprt. Auth .....................................   1.750  10/06/04          500,000
       260,000  Colorado Health Fac. Auth. Rev ..........................................   1.850  10/06/04          260,000
       100,000  Knox, IN, EDR (J.W. Hicks, Inc. Proj.) ..................................   1.900  10/06/04          100,000
       500,000  Ohio St. Wtr. Dev. Auth. Rev ............................................   1.680  10/06/04          500,000
     1,100,000  Scio Twp., MI, EDR (ADP Network) ........................................   2.050  10/06/04        1,100,000
       270,000  Boone Co., KY, Indl. Bldg. Rev. (The Hennegan Company Proj.) ............   1.800  10/07/04          270,000
       180,000  Boulder Co., CO, Dev. Rev. (Humane Society, Inc.) .......................   1.810  10/07/04          180,000

TOUCHSTONE TAX-FREE TRUST
TAX-FREE MONEY MARKET FUND
(CONTINUED)
====================================================================================================================================
   PRINCIPAL    FLOATING & VARIABLE DEMAND NOTES -- 55.6%                                  COUPON  MATURITY         MARKET
    AMOUNT      (CONTINUED)                                                                 RATE    DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $    100,000  Catawba Co., NC, Indl. Facs. (Lucky 7 Dev. Group) .......................   1.860  10/07/04      $   100,000
     1,000,000  Colorado Springs, CO, Util. Rev .........................................   1.700  10/07/04        1,000,000
       545,000  Eden Prairie, MN, MFH Rev. (Lake Place Apts.) ...........................   1.810  10/07/04          545,000
       375,000  Eupora, MS, IDR (Plymouth Tube Company Proj.) ...........................   1.850  10/07/04          375,000
       315,000  Fargo, ND, Dev. Rev. (Kelly Inns Fargo Proj.) ...........................   1.840  10/07/04          315,000
       140,000  Greenwood, IN, EDR (Health Quest Realty) ................................   1.970  10/07/04          140,000
       600,000  Hamilton Co., OH, Hosp. Fac. (Children's Hospital) ......................   1.720  10/07/04          600,000
       130,000  Henderson, NV, Pub. Impt. MFH Rev. (Pueblo I), Ser. A ...................   1.800  10/07/04          130,000
       500,000  Indiana St. Ed. Facs. Auth. Rev. (University of Evansville) .............   1.850  10/07/04          500,000
       888,000  Indianapolis, IN, EDR (Pedcore Invts. Waterfront) .......................   2.030  10/07/04          888,000
       220,000  Jefferson Co., MO, IDA IDR (GHF Holdings LLC Proj.) .....................   1.900  10/07/04          220,000
       280,000  Lake Co., IL, Cmnty. Cons. Sch. Dist. No. 073 Putter Ser. 329 ...........   1.770  10/07/04          280,000
       450,000  Lancaster Co., NE, IDR (Garner Industries) ..............................   1.840  10/07/04          450,000
     1,035,000  Mankato, MN, IDR, Ser. 1998 (Sacco Family LP Proj.) .....................   1.960  10/07/04        1,035,000
        45,000  Mississippi Bus. Fin. Corp. (Arch Aluminum & Glass) .....................   1.910  10/07/04           45,000
     1,390,000  New Hampshire Hlth. & Ed. Facs. Auth. Rev ...............................   1.790  10/07/04        1,390,000
       502,000  Portage, IN, EDR (Pedcor Investments - Port Crossing III) ...............   1.900  10/07/04          502,000
     1,500,000  Rev. Bond Cert. Ser. 04-13 (Centennial East Apts.) ......................   1.990  10/07/04        1,500,000
     1,105,000  Salina, KS, Rev. (Salina Ctr. Mall Ltd.) ................................   1.900  10/07/04        1,105,000
     1,180,000  St. Louis, MO, Clearance Redev. Auth. (Lamment Bldg.) ...................   1.850  10/07/04        1,180,000
     1,000,000  Vermont Ed. & Health Bldgs. Fin. Agy. Rev. (Rutland Med. Ctr.) ..........   1.750  10/07/04        1,000,000
                                                                                                                 -----------
                TOTAL FLOATING & VARIABLE DEMAND NOTES ..................................                        $18,865,000
                                                                                                                 -----------

------------------------------------------------------------------------------------------------------------------------------------
    PRINCIPAL                                                                              COUPON  MATURITY         MARKET
     AMOUNT     ADJUSTABLE RATE PUT BONDS -- 13.2%                                          RATE     DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $    115,000  Cuyahoga Co., OH, IDR (Halle Office Bldg.) ..............................   1.155  10/01/04      $   115,000
     1,000,000  Fort Thomas, KY, IDR (Carmel Manor, Inc. Proj.) .........................   1.300  10/01/04        1,000,000
       360,000  Newport, KY, Indl. Bldg. Rev. (Sumerel Tire Svc., Inc. Proj.) ...........   3.250  12/01/04          360,000
     1,000,000  Westmoreland Co., PA, IDR (White Consolidated Industries) ...............   1.650  12/01/04        1,000,000
       445,000  Lexington-Fayette Co., KY, Urban Govt. Rev. (Providence
                Montessori) .............................................................   2.250  01/01/05          445,000
       680,000  Corpus Christi, TX, IDC EDR (Texas Air Invt. Company Proj.) .............   1.650  02/01/05          680,000
       435,000  Summit Co., OH, IDR (S.D. Myers, Inc. Proj.) ............................   2.200  02/15/05          435,000
        50,000  Portage Co., OH, IDR (Neidlinger Proj.) .................................   2.250  03/01/05           50,000
        50,000  Summit Co., OH, IDR (Keltec, Inc. Proj.) ................................   2.250  03/01/05           50,000
       360,000  Summit Co., OH, IDR (Struktol Company America Proj.) ....................   2.250  03/01/05          360,000
                                                                                                                 -----------
                TOTAL ADJUSTABLE RATE PUT BONDS .........................................                        $ 4,495,000
                                                                                                                 -----------
                TOTAL INVESTMENT SECURITIES -- 101.7%
                (Amortized Cost $34,547,512) ............................................                        $34,547,512

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.7%) .........................                           (563,915)
                                                                                                                 -----------

                NET ASSETS -- 100.0% ....................................................                        $33,983,597
                                                                                                                 ===========

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE TAX-FREE TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2004
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at September 30, 2004.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
COP - Certificates of Participation
CDA - Community Developement Authority
CSD - City School District
EDB-Economic Development Bank
EDR - Economic Development Revenue
EVSD - Exempted Village School District
GO - General Obligation
HFA - Housing Finance Authority/Agency
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
LSD - Local School District
LT - Limited Tax
MFA - Multi-Family Authority
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
TANS - Tax Anticipation Notes
TAWS-Tax Anticipation Warrants
USD - Unified School District
UT - Unlimited Tax

SECURITY VALUATION -- California Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

TOUCHSTONE TAX-FREE TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2004 (CONTINUED)
================================================================================

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

PORTFOLIO COMPOSITION -- As of September 30, 2004, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Market Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from California income tax. The Florida Tax-Free Money Market Fund was 80.0% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of September 30, 2004, 19% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio and 13.4% in the State of Indiana.

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of September 30, 2004, there were no concentrations of investments (10% or greater) in any one issuer.

The California Tax-Free Money Market Fund, the Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of September 30, 2004, 81.3% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 80.3% of its portfolio securities.

TOUCHSTONE TAX-FREE TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
SEPTEMBER 30, 2004 (CONTINUED)
================================================================================

The concentration of investments for each Fund as of September 30, 2004, classified by revenue source, was as follows:

---------------------------------------------------------------------------------------------------
                                    CALIFORNIA     FLORIDA                      OHIO
                                     TAX-FREE      TAX-FREE        OHIO       TAX-FREE     TAX-FREE
                                      MONEY         MONEY        INSURED        MONEY        MONEY
                                      MARKET        MARKET       TAX-FREE      MARKET       MARKET
                                       FUND          FUND          FUND         FUND         FUND
---------------------------------------------------------------------------------------------------
General Obligations .............        1.1%         7.8%         61.4%         6.1%        12.5%
Revenue Bonds:
Industrial Development/
      Pollution Control .........       18.2%         3.9%            --         7.8%        18.8%
Hospital/Health Care ............        3.6%         9.2%         14.3%        18.0%        13.3%
Utilities/Water & Sewer .........       13.1%         6.9%          7.2%        19.8%        13.4%
Education .......................       12.2%         8.6%          6.1%         9.6%         9.3%
Housing/Mortgage ................       32.4%        44.5%          3.1%         8.2%         9.3%
Economic Development ............        1.0%         0.8%            --         8.8%         6.7%
Public Facilities ...............       13.2%         6.0%            --         7.5%         0.5%
Transportation ..................        2.6%           --          3.2%         3.9%           --
Special Tax .....................        2.6%           --            --         7.8%           --
Miscellaneous ...................          --        12.3%          4.7%         2.5%        16.2%
                                 -----------------------------------------------------------------
Total Investments ...............      100.0%       100.0%        100.0%       100.0%       100.0%
---------------------------------------------------------------------------------------------------

FEDERAL TAX INFORMATION -- The federal tax cost for the California Tax-Free Money Market Fund, Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. The aggregate identified cost for federal income tax purposes for the Ohio Insured Tax-Free Fund is $80,499,155, resulting in gross unrealized appreciation and depreciation of $6,162,925 and $30,121, respectively, and net unrealized appreciation of $6,132,804.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Touchstone Tax-Free Trust

By:      /s/ Jill T. McGruder
Name     Jill T. McGruder
Title    President

Date: 11/29/04

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Jill T. McGruder
Name   Jill T. McGruder
Title  President

Date:  11/29/04

--------------------------------------------------------------------------------

By:    /s/ Jill T. McGruder
Name   Jill T. McGruder
Title  President

Date:  11/29/04